Other capital reserve - Summary (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 INR (₨) ₨ / shares shares	Mar. 31, 2019 INR (₨) shares	Mar. 31, 2018 INR (₨)
Other capital reserve
Balance at beginning of the year		₨ 2,379,170	₨ (225,279)	₨ 3,189,569
Exercised during the year			51	8,340
Balance at end of the year	$ 20,041	₨ 1,510,974	₨ 2,379,170	(225,279)
Equity instruments
Other capital reserve
Shares reserved for issuance | shares	1,844	1,844	1,844
Exercise price of shares reserved for issuance | (per share)	$ 1.00	₨ 75.39
Other capital reserves
Other capital reserve
Balance at beginning of the year		₨ 735,988	₨ 832,964	733,448
Share-based payments expense during the year		11,536	295,680
Exercised during the year		(5,050)	(376,339)	(650,860)
Forfeited during the year		(6,401)	(13,447)
Expired during the year		(46,778)	(2,870)
Balance at end of the year		689,295	735,988	832,964
Other capital reserves | Share-based payments
Other capital reserve
Balance at beginning of the year		712,389	809,365
Share-based payments expense during the year		11,536	295,680
Exercised during the year		(5,050)	(376,339)
Forfeited during the year		(6,401)	(13,447)
Expired during the year		(46,778)	(2,870)
Balance at end of the year		665,696	712,389	809,365
Other capital reserves | Equity instruments
Other capital reserve
Balance at beginning of the year		341	341
Balance at end of the year		341	341	341
Other capital reserves | Warrants
Other capital reserve
Balance at beginning of the year		23,258	23,258
Balance at end of the year		₨ 23,258	₨ 23,258	₨ 23,258